Intangible assets - Other development and research expenditure (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Product development
Disclosure of detailed information about intangible assets
Other development expenditure and all research expenditure	£ 3	£ 2